Share Capital (Details Narrative)	1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Jan. 27, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 20, 2024 CAD ($)	Oct. 18, 2024 USD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)	Jun. 30, 2025 CAD ($) shares	May 02, 2025 shares	May 01, 2025 shares	Apr. 17, 2025 USD ($)	Mar. 13, 2025 shares	Mar. 12, 2025 CAD ($) shares	Feb. 28, 2025 CAD ($) shares	Jan. 27, 2025 $ / shares shares	Jan. 10, 2025 CAD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 20, 2024 $ / shares shares	Nov. 18, 2024 CAD ($) shares	Aug. 07, 2024 CAD ($) shares
IfrsStatementLineItems [Line Items]
Shares outstanding after the reverse split | shares					15,503,350			7,800,497	101,406,557
Maximum Aggregate Offering Amount Under ATM Sales Agreement										$ 50,000,000
Common shares issued to CEO upon exercise of RSUs | shares					18,026,269		1,009,919							1,230,769	38,461	1,442,307	1,211,538	76,923	155,730
Gross proceeds from shares issuance	$ 23,009,600	$ 21,583,500	$ 9,276,199		$ 50,685,642		$ 5,323,724
Fees and expenses for marketing, commissions, and professional services					$ 9,917,786	$ 2,744,501	$ 16,672,731
Fair value of shares issued as consideration for acquisition																			$ 1,490,860
ATM facility maximum authorized issuance				$ 2,900,000
Public offering price per share | $ / shares														$ 13.00		$ 10.40	$ 5.33
Fair value of shares issued for debt settlement															$ 489,627			$ 308,924
Fair value of shares granted to directors and committee members															$ 88,120
ATM Sales Agreement with ThinkEquity LLC [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares					6,755,183
Fees and expenses for marketing, commissions, and professional services					$ 9,269,409
Debt Settlement To One Zero One Eight Three Nine Two Three Manitoba Ltd [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares													378,461
Fair value of shares issued for debt settlement													$ 5,358,848
Debt Settlement To One Zero One Five Two Three Zero Zero Manitoba Ltd [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares													38,461
Fair value of shares issued for debt settlement													$ 544,598
Debt Settlement To One Zero Two Two Three Two Five Four Manitoba Ltd [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares												123,076
Fair value of shares issued for debt settlement												$ 838,126
Debt Settlement To One Zero Two Two Three Seven Seven Eight Manitoba Ltd [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares											121,153
Fair value of shares issued for debt settlement												$ 785,213
Directors And Committee [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares															6,923
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to CEO upon exercise of RSUs | shares															7,692